Non-Current Assets - Plant and Equipment (Tables)	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Disclosure of Non-Current Assets - Plant and Equipment

At June 30, 2024	Plant and Equipment A$	Computers A$	Furniture and Fittings A$	Total A$
Cost	504,844	206,836	43,477	755,157
Accumulated depreciation	(477,563)	(177,372)	(37,077)	(692,012)

Net book amount	27,281	29,464	6,400	63,145

Opening net book amount	27,281	29,464	6,400	63,145
Exchange differences	1,756	1,595	359	3,710
Additions	25,104	20,665	—	45,769
Disposals	(1,193)	—	—	(1,193)
Depreciation charges	(22,764)	(19,591)	(5,618)	(47,973)

Closing net book amount At June 30, 2025	30,184	32,133	1,141	63,458

Cost	532,006	230,125	44,240	806,371
Accumulated depreciation	(501,822)	(197,992)	(43,099)	(742,913)

Net book amount	30,184	32,133	1,141	63,458

Opening net book amount	30,184	32,133	1,141	63,458
Exchange differences	(1,604)	(1,280)	(11)	(2,895)
Additions	53,532	39,398	—	92,930
Disposals	—	(313)	—	(313)
Depreciation charge	(16,924)	(24,518)	(1,130)	(42,572)

Closing net book amount At June 30, 2026	65,188	45,420	—	110,608

Cost	583,254	267,407	44,154	894,815
Accumulated depreciation	(518,066)	(221,987)	(44,154)	(784,207)

Net book amount	65,188	45,420	—	110,608